Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2019
Identification and business activity
Schedule of significant investments in subsidiaries

The consolidated financial statements include the financial statements of the following subsidiaries:

	Country of
	incorporation	Ownership as of December 31,
	and business	2019		2018
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A. (*)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (*)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	—	53.06	—
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda.	Chile	90.00	10.00	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Compañía Minera Nueva Italia S.A.	Peru	—	93.36	—	93.36

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
Contacto Risk Consulting S.A.	Peru	—	98.00	—	98.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—

(*)          As of December 31, 2019 and 2018, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2019 and 2018), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 percent as of December 31, 2019 and 2018.

Schedule of net cash flows used by the mining units with discontinued operations

The net cash flows used by the mining units with discontinued operations are presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Operating activities	(2)	1,800	1,732
Investing activities	—	(1,817)	(1,796)
Decrease in cash and cash equivalents for the year	(2)	(17)	(64)

Schedule of results of the discontinued operations mining units

The results of the discontinued operations mining units for the years 2019, 2018 and 2017 are presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Net sales	97	16,666	36,736
Cost of sales	(2)	(15,261)	(32,301)
Gross profit	95	1,405	4,435
Operating income (expenses), net
Administrative expenses	(8,048)	(1,661)	(3,872)
Changes in provision for closure of mining units, note 15(b)	(1,912)	(6,013)	(12,701)
Reversal (provision) for impairment of inventories, note 8(c)	(320)	—	1,345
Reversal (provision) for contingencies	(134)	(9)	(562)
Derecognition of long-lived assets	(44)	(5,100)	—
Net loss in sale of mining units	—	—	(18,550)
Reversal of Impairment loss of long-lived assets, note 11(b)	—	2,837	17,197
Reversal of provision for closure of mining units for sale of mining units	—	—	11,700
Others, net	117	(3,162)	(8,438)
Total operating expenses, net	(10,341)	(13,108)	(13,881)
Operating loss	(10,246)	(11,703)	(9,446)
Other income (expense), net
Finance costs, note 15(b)	(266)	(88)	(766)
Net gain (loss) from currency exchange difference	(2)	30	(10)
Total other expenses, net	(268)	(58)	(776)
Loss before income tax	(10,514)	(11,761)	(10,222)
Income tax	—	(47)	(122)

Loss from discontinued operations	(10,514)	(11,808)	(10,344)

Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	(0.04)	(0.03)	(0.04)